Financial risk management - Fair value estimation (Details) - Level 2 of fair value hierarchy [member] - GBP (£) £ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Capital risk management and fair value estimation
Financial assets (liabilities), at fair value	£ 5,966	£ 2,976
Derivatives used for hedging: | Interest rate swap
Capital risk management and fair value estimation
Financial liabilities, at fair value		(655)
At fair value through profit and loss: | Forward foreign currency contracts
Capital risk management and fair value estimation
Financial liabilities, at fair value		(1,253)
Embedded foreign exchange derivatives | At fair value through profit and loss
Capital risk management and fair value estimation
Financial assets, at fair value	624	1,714
Forward foreign currency contracts | At fair value through profit and loss
Capital risk management and fair value estimation
Financial assets, at fair value	852	£ 3,170
Interest rate swap | Derivatives used for hedging:
Capital risk management and fair value estimation
Financial assets, at fair value	£ 4,490